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WesMark Tactical Opportunity Fund
Summary Sections WesMark Tactical Opportunity Fund
INVESTMENT OBJECTIVE
The WesMark Tactical Opportunity Fund (the Fund) seeks to achieve capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WesMark Tactical Opportunity Fund WesMark Tactical Opportunity Fund Shares
Management Fees	0.75%
Distribution (12b-1) Fees	none
Shareholder Services Fee	0.25%	[1]
Other Expenses	0.50%
Acquired Fund Fees & Expenses	0.19%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	1.69%	[2]
[1]	The shareholder services fee will be paid to financial intermediaries, including affiliates of the Adviser, for the provision of certain shareholder services.
[2]	The Adviser is contractually obligated to waive a portion of its fees and reimburse other expenses through February 28, 2022 in amounts necessary to limit the Fund's operating expenses (excluding interest expense, fees on borrowings, and expenses associated with the Fund's investment in other investment companies, if any, extraordinary expenses, tax reclaim recovery expenses, and proxy-related expenses) to an annual rate (as a percentage of the Fund's average daily net assets) of 1.75%. This expense limitation arrangement may only be terminated by mutual agreement of the Board of Trustees and the Adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Thre Years	Five Years	Ten Years
WesMark Tactical Opportunity Fund | WesMark Tactical Opportunity Fund Shares | USD ($)	172	532	917	1,995

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 169% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund pursues its investment objective by utilizing a tactical allocation strategy. The Fund primarily invests in a mix of equity and fixed income securities, and may also invest in commodity related investments. While the Adviser has wide latitude to adjust the equity and fixed income allocations of the Fund, it is expected that during normal market conditions that the Fund's allocation to equities or fixed income investments will not exceed 85% of the Fund's assets. Also, in an effort to increase the income of the Fund, the Fund may sell call options on securities held in the Fund. Additionally, the Fund may buy a put option on one or more securities held in the Fund in an effort to protect unrealized gains in such securities, or to protect against downside losses in such securities.

With respect to its investment in equity securities, the Fund may invest in large cap stocks, small- and mid-cap stocks and international equity securities (including emerging market equity securities). With respect to its investment in fixed income securities, the Fund may invest in domestic or foreign securities, corporate or sovereign, and of any quality or duration. The Adviser selects securities with longer or shorter durations based on its assessment of market conditions, but does not target any specific duration for the fixed-income portion of the Fund. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund may invest in fixed-income securities with any maturity. The Fund anticipates that it will predominately invest in exchange-traded funds (ETFs) in order to achieve exposure to the underlying investments. In selecting ETFs for purchase by a Fund, the Adviser considers the securities index in which the ETF seeks to track, the trading liquidity of the ETF, the securities in which the ETF invests, and whether or not the ETF has obtained relief from the SEC that permits investment companies to invest in ETFs to a greater extent than normally permitted by the 1940 Act. The Fund may also invest in exchange-traded notes ("ETNs"). ETNs are unsecured debt obligations of financial institutions which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund will generally invest in ETNs which are linked to commodities indices; however, investing in ETNs is not equivalent to investing directly in index components or the relevant index itself, and the Fund would be subject to the credit risk of the financial institution issuing the ETN.

The portfolio management team will determine the Fund's asset allocation mix based upon the Adviser's view of markets, economic cycles, and intermediate-term trends. The Adviser then implements its asset allocation mix by tactically selecting investments based upon a number of different factors, including but not limited to macroeconomic environment, business cycle, equity market fundamentals, and valuation and interest rates. Also, as market changes and fundamentals dictate the Adviser will make modifications to the overall allocations within the Fund.

The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and seek to participate in the long-term growth of the financial markets.

The Adviser anticipates investing its cash balance in investments such as money market funds, repurchase agreements, commercial paper and short-term U.S. government agency and/or Treasury securities.

Principal Risks of Investing in the Fund

The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Stock Market Risks:	The value of equity securities rise and fall. The portfolio of a Fund investing in equity securities will reflect changes in prices of individual stocks held in the Fund's portfolio. Consequently, the Fund's share price may decline.
Risks Related to Investing For Growth:	Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.
Risks Related to Investing For Value:	Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.
Risks Related to Company Size:	The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.
Credit Risks:	The possibility that an issuer will default on a security by failing to pay interest or principal when due.
Interest Rate Risks:	Prices of fixed-income securities rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. The opposite is true when interest rates decline. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
Risk Related to Complex CMOs:	CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment and liquidity risks.
Call Risks:	An issuer may redeem a fixed-income security before maturity at a price below its current market price.

Prepayment Risks:	The relative volatility of mortgage backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.
Currency Risks:	Exchange rates for currencies fluctuate daily.
Liquidity Risks:	A Fund may not be able to sell a security or close out of an investment when it wants. Liquidity risk may make it more difficult to sell or buy a security at a favorable price or time.
Sector Risks:	Certain market sectors may underperform other sectors or the market as a whole.
Risks of Foreign Investing:	Political, social, currency-rate fluctuations, and economic instability within foreign countries may cause the value of the Fund's foreign investments to decline.
Risks of Emerging Markets:	Investments in emerging markets are subject to all the risks associated with foreign investing; however, these risks may be magnified in emerging markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Generally, countries are considered emerging markets if they are included in any one of the MSCI emerging markets indices.
Exchange-Traded Funds Risks:

ETFs may be subject to the following risks that do not apply to conventional mutual funds:

» the market price of an ETF's shares may trade above or below their net asset value;

» an active trading market for an ETF's shares may not develop or be maintained; or

» trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate.

Investing in ETFs may result in higher fees and expenses for a Fund, because the Fund and its shareholders will bear a pro rata portion of the ETF's fees and expenses

Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers:	Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
Commodity Risk:

Because the Fund may invest in instruments (including ETFs or ETNs) whose performance is linked to the price of an underlying Commodity (including precious metals such as gold) or commodity index, the Fund may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions, and the fact that commodity prices may have greater volatility than investments in traditional securities.

The Fund's investment in commodities could cause the Fund to fail to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code. It is the intent of the Fund to maintain its RIC status, and as such, the Fund will seek to manage its investment in commodities in an effort to continue to qualify as a RIC. However, there are no assurances it will be successful in doing so.

Manager Risk:	The Fund is actively managed and the investment techniques and security selection used by the Fund's managers may not produce the desired results and may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Market Risk:

The Fund may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.

The public health crisis caused by the coronavirus disease known as COVID-19 has become a pandemic that has resulted in, and may continue to result in, significant global economic and market volatility. COVID-19 has caused, and may continue to cause, societal disruptions such as quarantines, travel restrictions, workforce displacement and loss of resources. There is significant uncertainty surrounding the magnitude, duration, reach, costs and other effects of the COVID-19 pandemic, including actions that have been or could be taken by governmental authorities or other third parties. The impacts, as well as the uncertainty over impacts yet to unfold, of COVID-19 – and any other infectious illness outbreaks, epidemics, pandemics or other public health crises that may arise in the future – could negatively affect economies and markets in ways that cannot be foreseen.

Risks of Investing in Real Estate Investment Trusts (REITs)	Investments in REITs are subject to many of the same risks as direct investments in real estate. Generally, a REIT's performance depends on the types and locations of the properties it owns and on how well the REIT manages its properties. The value of a REIT may also be affected by changes in interest rates. Rising interest rates could cause the value of an equity REIT to decline. Additionally, a REIT may fail to qualify for tax-exempt status under the IRC.
Risks of Investing in Derivative Contracts and Hybrid Instruments	The Funds' exposure to derivative contracts and hybrid instruments, either directly or indirectly, through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; and 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 31 of this prospectus.

Fund Performance

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund's total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at www.wesmarkfunds.com or by calling 1-800-864-1013.

Risk/Return Bar Chart For the periods ended December 31:

Within the periods shown in the bar chart, the Fund's highest quarterly return was 13.04% (quarter ended 6/30/2020). Its lowest quarterly return was -18.22% (quarter ended 3/31/2020).
Average Annual Total Return Table

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. Actual after tax returns depend on an investors tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs such as a 401(k) plan or an IRA.

For the period ended December 31, 2020:

WesMark Tactical Opportunity Fund

Average Annual Total Returns - WesMark Tactical Opportunity Fund	1 Year	Since Inception	Inception Date
WesMark Tactical Opportunity Fund Shares	8.48%	7.06%	Feb. 28, 2017
WesMark Tactical Opportunity Fund Shares | After Taxes on Distributions	7.94%	6.31%	Feb. 28, 2017
WesMark Tactical Opportunity Fund Shares | After Taxes on Distributions and Sales	5.40%	5.26%	Feb. 28, 2017
HFRI Fund of Funds Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s re-turns.)	10.82%	5.30%	Feb. 28, 2017
Balanced Composite Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)	14.07%	9.92%	Feb. 28, 2017
Lipper Flexible Portfolio Funds	9.31%	6.57%	Feb. 28, 2017

The Hedge Fund Research, Inc. (HFRI) Fund of Funds Composite Index is an equal weighted index that consists of over 800 constituent hedge funds, including both domestic and offshore funds. The HFRI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

The Balanced Composite Index is comprised of a combination of 60% of MSCI All World Index ("ACWI") 30% Bloomberg Barclays US Aggregate Index and 10% of HFRI Fund of Funds Index. The Balanced Composite Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

The Lipper Flexible Portfolio Funds is an unmanaged index of funds that allocate their investments to both domestic and foreign securities across traditional asset classes with a focus on total return. The traditional asset classes utilized are common stocks, bonds, and money market instruments. Lipper Flexible Portfolio Funds is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.